Significant Accounting Policies - Long-term investments and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue recognition
Impairment of equity method investment	¥ 44,500
Revenues	231,070	¥ 340,185	¥ 322,497
Contract assets	0	0
Revenue recognized included in contract liabilities balance at the beginning of the period	23,430	24,580	28,860
Advertising
Revenue recognition
Revenues	180,609	238,701	221,620
Integrated marketing
Revenue recognition
Revenues	888	3,171	6,639
Online/offline events
Revenue recognition
Revenues	12,481	22,776	15,475
Consulting
Revenue recognition
Revenues	18,774	40,581	43,200
Advertisement agent services
Revenue recognition
Revenues	689	769	7,326
Enterprise value-added services
Revenue recognition
Revenues	32,832	67,297	72,640
Institutional investor subscription services
Revenue recognition
Revenues	15,607	26,417	27,095
Enterprise subscription services
Revenue recognition
Revenues	1	150	423
Individual subscription services
Revenue recognition
Revenues	2,021	7,620	719
Subscription services
Revenue recognition
Revenues	¥ 17,629	¥ 34,187	¥ 28,237